OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease
SCHEDULE OF OPERATING LEASES SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	5,332	4,435
Right-of-use assets obtained in exchange for operating lease liabilities	18,106	842

SCHEDULE OF OPERATING LEASES SUPPLEMENTAL BALANCE SHEET INFORMATION

Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
	2023	2024
	RMB	RMB

Right-of-use assets	16,507	13,809

Operating lease liabilities - current	3,376	3,845
Operating lease liabilities - non-current	11,122	7,808
Total lease liabilities	14,498	11,653

Weighted average remaining lease term	4.50	3.44
Weighted average discount rate	4.75%	4.75%

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of lease liabilities are as follows:

As of December 31, 2024
RMB

2025	4,347
2026	4,248
2027	4,018
Total operating lease payments	12,613
Less: imputed interest	(960)
Total operating lease	11,653